Cover	Jul. 20, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002132613
Document Type	S-6
Entity Registrant Name	FT 13088
Document Period End Date	Jul. 20, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation by investing in a diversified portfolio of common stocks issued by water utility and infrastructure companies. Under normal circumstances, the Trust invests at least 80% of its assets in Water Utility Companies (as defined below) and/or Infrastructure Companies (as defined below). Water Utility Companies are companies that operate water utility facilities or provide products, software, or services used in the development or operation of water utility facilities, and may include companies classified under the water utility and multi-utility sub-industries of the Global Industry Classification Standard (GICS®). Infrastructure Companies are companies the Sponsor believes will benefit from the investment in water related infrastructure which are companies involved in the development or manufacturing of water treatment chemicals, water pipes and valves, construction and engineering of water infrastructure, electronic equipment and software for monitoring and analyzing water infrastructure, and building products relating to water transportation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the industrials sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Our selection process attempts to find the common stocks with the best prospects for above-average capital appreciation by identifying those that meet our investment objective, trade at attractive valuations, and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, depositary receipts and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.